Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2020
Royalty, Stream And Other Interests [Abstract]
Disclosure of detailed information about royalty interests [Table Text Block]
		Year ended December 31, 2020
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	627,567	483,164	19,781	1,130,512
Additions	54,276	11,917	—	66,193
Disposal	(357)	—	—	(357)
Depletion	(23,159)	(21,532)	(914)	(45,605)
Impairment	—	(26,300)	—	(26,300)
Translation adjustments	(1,666)	(6,308)	(341)	(8,315)

Balance - December 31	656,661	440,941	18,526	1,116,128

Producing
Cost	621,503	512,019	18,422	1,151,944
Accumulated depletion and impairment	(367,232)	(188,281)	(13,609)	(569,122)
Net book value - December 31	254,271	323,738	4,813	582,822

Development
Cost	185,170	168,648	31,252	385,070
Accumulated depletion and impairment	(501)	(51,445)	(26,537)	(78,483)
Net book value - December 31	184,669	117,203	4,715	306,587

Exploration and evaluation
Cost	218,395	—	8,998	227,393
Accumulated depletion	(674)	—	—	(674)
Net book value - December 31	217,721	—	8,998	226,719
Total net book value - December 31	656,661	440,941	18,526	1,116,128
		Year ended December 31, 2019
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	707,723	606,410	100,535	1,414,668
Acquisitions	41,529	48,573	—	90,102
NSR royalty on the Cariboo property owned prior to the acquisition of Barkerville Gold Mines Ltd. (Note 9)	(56,070)	—	—	(56,070)
Transfer	(10,000)	10,000	—	—
Disposal	(2,277)	—	(47,116)	(49,393)
Depletion	(20,908)	(23,335)	(2,766)	(47,009)
Impairment	(27,689)	(138,689)	(27,213)	(193,591)
Translation adjustments	(4,741)	(19,795)	(3,659)	(28,195)
Balance - December 31	627,567	483,164	19,781	1,130,512

Producing
Cost	604,950	509,179	18,792	1,132,921
Accumulated depletion and impairment	(343,677)	(141,826)	(13,001)	(498,504)
Net book value - December 31	261,273	367,353	5,791	634,417

Development
Cost	186,137	168,290	31,881	386,308
Accumulated depletion and impairment	(501)	(52,479)	(27,070)	(80,050)
Net book value - December 31	185,636	115,811	4,811	306,258

Exploration and evaluation
Cost	182,001	—	9,179	191,180
Accumulated depletion	(1,343)	—	—	(1,343)
Net book value - December 31	180,658	—	9,179	189,837
Total net book value - December 31	627,567	483,164	19,781	1,130,512